CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Gathering services and related fees	$ 345,961,000	$ 337,819,000	$ 267,478,000
Natural gas, NGLs and condensate sales	35,833,000	42,079,000	97,094,000
Other revenues	20,568,000	20,659,000	22,597,000
Total revenues	402,362,000	400,557,000	387,169,000
Costs and expenses:
Cost of natural gas and NGLs	27,421,000	31,398,000	72,415,000
Operation and maintenance	95,334,000	94,986,000	94,869,000
General and administrative	52,410,000	45,108,000	43,281,000
Depreciation and amortization	112,239,000	105,117,000	90,878,000
Transaction costs	1,321,000	1,342,000	2,985,000
Environmental remediation	0	21,800,000	5,000,000
Loss (gain) on asset sales, net	93,000	(172,000)	442,000
Long-lived asset impairment	1,764,000	9,305,000	5,505,000
Goodwill impairment	0	248,851,000	54,199,000
Total costs and expenses	290,582,000	557,735,000	369,574,000
Other income	116,000	2,000	1,189,000
Interest expense	(63,810,000)	(59,092,000)	(48,586,000)
Deferred Purchase Price Obligation expense	(55,854,000)	0	0
Loss before income taxes and loss from equity method investees	(7,768,000)	(216,268,000)	(29,802,000)
Income tax (expense) benefit	(75,000)	603,000	(854,000)
Loss from equity method investees	(30,344,000)	(6,563,000)	(16,712,000)
Net loss	(38,187,000)	(222,228,000)	(47,368,000)
Net income (loss) attributable to Summit Investments	2,745,000	(30,016,000)	(23,376,000)
Net loss attributable to noncontrolling interest	(14,000)	0	0
Net loss attributable to SMLP	(40,918,000)	(192,212,000)	(23,992,000)
Less net loss and IDRs attributable to General Partner	7,261,000	3,398,000	3,125,000
Net loss attributable to limited partners	(48,179,000)	(195,610,000)	(27,117,000)
Common units
Costs and expenses:
Net loss attributable to limited partners	$ (48,179,000)	$ (125,437,000)	$ (16,324,000)
Loss per limited partner unit:
Basic (in dollars per share)	$ (0.71)	$ (3.20)	$ (0.49)
Diluted (in dollars per share)	$ (0.71)	$ (3.20)	$ (0.49)
Weighted-average limited partner units outstanding:
Basic (shares)	68,264	39,217	33,311
Diluted (shares)	68,264	39,217	33,311
Subordinated Units
Costs and expenses:
Net loss attributable to limited partners		$ (70,173,000)	$ (10,793,000)
Loss per limited partner unit:
Basic (in dollars per share)		$ (2.88)	$ (0.44)
Diluted (in dollars per share)		$ (2.88)	$ (0.44)
Weighted-average limited partner units outstanding:
Basic (shares)		24,410	24,410
Diluted (shares)		24,410	24,410